EQUIPMENT DEPOSITS - RELATED PARTY	12 Months Ended
Mar. 31, 2017
EQUIPMENT DEPOSITS - RELATED PARTY [Text Block]

NOTE 4 – EQUIPMENT DEPOSITS – RELATED PARTY

The Company paid for equipment to Water Engineering Solutions, LLC, a related party, $104,619 and $312,500 for the years ended March 31, 2017 and March 31, 2016. At March 31, 2017 and March 31, 2016, the Company owed $0.00 and $43,036 respectively to Water Engineering Solutions, LLC. The equipment was being manufactured by and under an exclusive manufacturing contract from Water Engineering Solutions, LLC, an entity that is controlled and majority owned by Steven P. Nickolas and Richard A. Wright, for the production of our alkaline water.